LEASE LIABILITIES	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
LEASE LIABILITIES

10.	LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 13.25%. Extension options are included in a majority of the leases with options that are only exercisable by the Company and not the other party.

As at	Total
Balance at December 31, 2022	$378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange translation	3,464
Balance at December 31, 2023	790,023
Interest expense	53,017
Lease payments	(311,145)
Foreign exchange translation	(8,035)
Balance at September 30, 2024	$523,860

Which consists of:
	September 30, 2024	December 31, 2023
Current lease liability	$210,012	$362,001
Non-current lease liability	313,848	428,022
Ending balance	$523,860	$790,023

Maturity analysis	Total
Less than one year	$251,129
One to three years	282,419
Four to five years	71,836
Total undiscounted lease liabilities	605,384
Amount representing interest	(81,524)
$523,860